SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 06, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Accumulated deficit		$ 5,488,581			$ 5,488,581			$ 5,256,887	$ 5,077,401
Advance deposits		1,850			1,850			2,661	3,658
Depreciation expense			$ 0	$ 0		$ 0	$ 0	0	0
Advertising expense		$ 0	$ 0		$ 0	0		$ 0	$ 0
Dilutive securities		0	0					0	0
Preferred stock, shares outstanding		2,000,000			2,000,000			2,000,000	2,000,000
Cash, FDIC insured amount		$ 250,000			$ 250,000			$ 250,000
Cash equivalents		0			0			0
Allowances for sales returns and doubtful accounts		0	$ 0		0	$ 0
Stock-based compensation for shares issued to consultants		0	$ 0
Income tax payable		$ 0			$ 0			0
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Advance deposits								$ 2,662
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Service [Member]
Product Information [Line Items]
Concentration risk percentage								18.00%	32.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Service [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Concentration risk percentage								32.00%	68.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage					95.00%			66.00%	66.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Concentration risk percentage								30.00%
Two Major Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage								30.00%	22.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage					95.00%	80.00%
Series A Preferred Stock [Member]
Product Information [Line Items]
Preferred stock, shares outstanding		2,000,000	2,000,000		2,000,000	2,000,000		2,000,000
Computer Equipment [Member]
Product Information [Line Items]
Estimated useful life		5 years			5 years			5 years
Minimum [Member]
Product Information [Line Items]
Intangible asset, useful life		10 years			10 years			10 years
Maximum [Member]
Product Information [Line Items]
Intangible asset, useful life		20 years			20 years			20 years
Creative Motion Technology, LLC [Member] | Minimum [Member]
Product Information [Line Items]
Revenues	$ 1,400,000
Creative Motion Technology, LLC [Member] | Maximum [Member]
Product Information [Line Items]
Revenues	$ 2,000,000.0